Schedule of Investments (unaudited) July 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.0%
Bombardier Inc., 7.45%, 05/01/34(a)	$300	$210,729
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)(b)	200	228,592
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	300	310,038
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	525	489,216
3.95%, 06/15/23 (Call 05/15/23)(b)	375	316,125
4.60%, 06/15/28 (Call 03/15/28)(b)	875	682,439

		2,237,139

Airlines — 2.2%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(b)	827	669,056
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	1,175	1,019,465
3.63%, 03/15/22 (Call 02/15/22)	1,275	1,258,667
3.75%, 10/28/29 (Call 07/28/29)	800	652,624
3.80%, 04/19/23 (Call 03/19/23)	675	629,633
4.38%, 04/19/28 (Call 01/19/28)	665	570,145
Hawaiian Airlines Pass Through Certificates, Series A, Class A, 3.90%, 07/15/27	229	192,265
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	292	255,763

		5,247,618

Apparel — 0.5%
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(a)	600	569,220
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	763	712,207

		1,281,427

Auto Manufacturers — 3.0%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	200	202,962
4.75%, 01/15/43	400	365,080
5.29%, 12/08/46 (Call 06/08/46)(b)	300	285,477
6.63%, 10/01/28	200	218,166
7.40%, 11/01/46	50	52,555
7.45%, 07/16/31	300	354,993
Ford Motor Credit Co. LLC
3.09%, 01/09/23	400	398,496
3.10%, 05/04/23	200	199,242
3.34%, 03/28/22 (Call 02/28/22)	200	201,084
3.35%, 11/01/22	300	302,286
3.66%, 09/08/24	200	201,490
3.81%, 01/09/24 (Call 11/09/23)	200	201,628
3.82%, 11/02/27 (Call 08/02/27)	200	196,988
4.06%, 11/01/24 (Call 10/01/24)(b)	400	408,896
4.13%, 08/04/25	400	409,752
4.14%, 02/15/23 (Call 01/15/23)	200	203,594
4.25%, 09/20/22	300	306,075
4.27%, 01/09/27 (Call 11/09/26)	200	203,326
4.38%, 08/06/23	400	414,372
4.39%, 01/08/26(b)	200	205,260
4.54%, 08/01/26 (Call 06/01/26)(b)	200	205,638
4.69%, 06/09/25 (Call 04/09/25)	200	208,988
5.11%, 05/03/29 (Call 02/03/29)(b)	400	428,116
5.58%, 03/18/24 (Call 02/18/24)	200	212,404
5.60%, 01/07/22	500	519,440
5.88%, 08/02/21	200	204,634

		7,110,942

Auto Parts & Equipment — 1.1%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28	200	199,032

Security	Par (000)	Value

Auto Parts & Equipment (continued)
ZF North America Capital Inc.
4.50%, 04/29/22(a)	$800	$838,136
4.75%, 04/29/25(a)(b)	1,500	1,589,190

		2,626,358

Banks — 7.3%
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	100	123,047
Commerzbank AG, 8.13%, 09/19/23(a)	1,450	1,670,748
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(d)	1,900	1,852,120
4.50%, 04/01/25	2,025	2,060,903
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	1,350	1,900,854
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	2,675	2,842,080
RBS Capital Trust II, 6.43%, (Call 01/03/34)(c)(d)	525	784,754
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(c)(d)	1,025	1,528,788
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(c)(d)	1,000	1,130,810
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(d)	1,400	1,503,782
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	1,600	1,862,288

		17,260,174

Chemicals — 2.9%
CF Industries Inc.
3.45%, 06/01/23	1,000	1,048,420
4.95%, 06/01/43(b)	1,047	1,224,739
5.15%, 03/15/34(b)	923	1,076,227
5.38%, 03/15/44	990	1,207,909
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	385	384,088
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	375	362,891
5.25%, 03/01/22(b)	350	353,920
5.25%, 12/15/29 (Call 09/15/29)	950	918,821
5.65%, 12/01/44 (Call 06/01/44)	400	327,004

		6,904,019

Commercial Services — 1.3%
Adani Abbot Point Terminal Pty Ltd., 4.45%, 12/15/22(a)	700	625,338
ADT Security Corp. (The)
3.50%, 07/15/22	1,317	1,353,494
4.13%, 06/15/23	947	992,532

		2,971,364

Computers — 1.2%
Dell Inc.
5.40%, 09/10/40	350	370,787
6.50%, 04/15/38	510	576,091
7.10%, 04/15/28	380	459,872
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	1,341	1,405,636

		2,812,386

Cosmetics & Personal Care — 0.7%
Avon Products Inc.
7.00%, 03/15/23	587	602,133
8.95%, 03/15/43(b)	325	376,766
Edgewell Personal Care Co., 4.70%, 05/24/22	669	708,839

		1,687,738

Diversified Financial Services — 1.3%
Navient Corp.
5.50%, 01/25/23	1,325	1,358,549
5.63%, 08/01/33	785	666,261
7.25%, 01/25/22(b)	1,010	1,061,611

		3,086,421

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 0.7%
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	$473	$489,384
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	258	227,958
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(b)	560	565,729
6.50%, 03/15/40(b)	375	383,051

		1,666,122

Electronics — 0.5%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	460	465,239
5.45%, 12/15/24 (Call 09/15/24)(b)	682	707,596

		1,172,835

Energy – Alternate Sources — 0.5%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	1,018	1,195,402

Engineering & Construction — 0.7%
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	400	411,376
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	650	535,411
4.25%, 09/15/28 (Call 06/15/28)	800	681,032

		1,627,819

Food — 3.0%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	650	687,076
3.75%, 04/01/30 (Call 01/01/30)(a)(b)	350	378,346
3.95%, 07/15/25 (Call 04/15/25)	488	536,785
4.00%, 06/15/23 (Call 05/15/23)	100	107,936
4.38%, 06/01/46 (Call 12/01/45)(b)	925	962,860
4.63%, 01/30/29 (Call 10/30/28)	410	466,740
4.63%, 10/01/39 (Call 04/01/39)(a)	100	104,831
4.88%, 10/01/49 (Call 04/01/49)(a)	475	522,011
5.00%, 07/15/35 (Call 01/15/35)	400	468,476
5.00%, 06/04/42	550	617,496
5.20%, 07/15/45 (Call 01/15/45)	625	717,919
6.38%, 07/15/28	50	62,278
6.50%, 02/09/40	300	378,489
6.75%, 03/15/32	100	132,305
6.88%, 01/26/39	225	305,001
7.13%, 08/01/39(a)(b)	250	338,948
Safeway Inc., 7.25%, 02/01/31	333	369,250

		7,156,747

Forest Products & Paper — 0.2%
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	385	464,887

Health Care – Services — 0.9%
HCA Inc.
7.05%, 12/01/27(b)	190	218,198
7.50%, 11/15/95(b)	225	275,717
7.69%, 06/15/25(b)	377	442,191
8.36%, 04/15/24(b)	245	280,265
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(b)	540	557,097
Tenet Healthcare Corp., 6.88%, 11/15/31	470	451,106

		2,224,574

Home Builders — 1.2%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	355	382,101
6.00%, 01/15/43 (Call 10/15/42)	656	757,614
PulteGroup Inc.
6.00%, 02/15/35	398	471,292

Security	Par (000)	Value

Home Builders (continued)
6.38%, 05/15/33(b)	$556	$690,836
7.88%, 06/15/32(b)	370	489,828

		2,791,671

Housewares — 2.9%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)(b)	350	365,043
4.00%, 12/01/24 (Call 09/01/24)(b)	225	230,758
4.35%, 04/01/23 (Call 02/01/23)(b)	1,850	1,966,642
4.70%, 04/01/26 (Call 01/01/26)(b)	2,565	2,779,639
5.88%, 04/01/36 (Call 10/01/35)(b)	600	676,044
6.00%, 04/01/46 (Call 10/01/45)	850	937,168

		6,955,294

Insurance — 1.1%
Genworth Holdings Inc.
6.50%, 06/15/34	410	338,480
7.63%, 09/24/21	863	864,855
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	575	694,243
MBIA Inc., 5.70%, 12/01/34(b)	375	271,230
Provident Financing Trust I, 7.41%, 03/15/38(b)	265	298,422

		2,467,230

Internet — 0.3%
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	605	627,766

Iron & Steel — 3.4%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	195	188,276
Allegheny Technologies Inc., 7.88%, 08/15/23
(Call 05/15/23)(b)	680	715,802
ArcelorMittal SA
3.60%, 07/16/24	975	1,026,363
4.25%, 07/16/29	675	716,587
4.55%, 03/11/26	1,000	1,105,500
6.13%, 06/01/25	675	780,867
7.00%, 03/01/41	550	702,796
7.25%, 10/15/39	925	1,229,445
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(b)	440	451,713
5.20%, 07/15/21 (Call 04/15/21)	320	329,776
Cleveland-Cliffs Inc.
6.25%, 10/01/40	200	131,372
9.88%, 10/17/25 (Call 10/17/22)(a)	304	332,062
U.S. Steel Corp., 6.65%, 06/01/37	440	276,298

		7,986,857

Leisure Time — 3.3%
Carnival Corp.
6.65%, 01/15/28	275	216,392
11.50%, 04/01/23 (Call 01/01/23)(a)	5,325	5,814,589
Carnival PLC, 7.88%, 06/01/27(b)	250	238,625
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	700	490,245
5.25%, 11/15/22	775	657,804
7.50%, 10/15/27	400	333,588

		7,751,243

Lodging — 1.2%
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	550	539,462
4.25%, 03/01/22 (Call 12/01/21)	875	872,646
5.40%, 04/01/24 (Call 02/01/24)	389	389,506
5.75%, 04/01/27 (Call 01/01/27)	505	499,061

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
6.35%, 10/01/25 (Call 07/01/25)	$455	$475,694

		2,776,369

Manufacturing — 0.5%
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)(b)	475	510,525
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	550	574,206

		1,084,731

Media — 0.8%
Belo Corp.
7.25%, 09/15/27(b)	305	333,228
7.75%, 06/01/27(b)	275	309,061
Liberty Interactive LLC
8.25%, 02/01/30	665	701,063
8.50%, 07/15/29	405	425,303

		1,768,655

Mining — 3.1%
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	786	816,473
3.88%, 03/15/23 (Call 12/15/22)	1,880	1,999,155
4.55%, 11/14/24 (Call 08/14/24)	822	901,767
5.40%, 11/14/34 (Call 05/14/34)	790	887,178
5.45%, 03/15/43 (Call 09/15/42)	2,475	2,751,185

		7,355,758

Office & Business Equipment — 1.6%
Pitney Bowes Inc.
4.63%, 10/01/21 (Call 09/01/21)	250	243,768
4.63%, 03/15/24 (Call 12/15/23)	450	378,837
5.13%, 05/15/22 (Call 04/15/22)	242	222,139
5.70%, 04/01/23 (Call 03/01/23)	351	309,982
Xerox Corp.
3.80%, 05/15/24(b)	425	430,372
4.13%, 03/15/23 (Call 02/15/23)	1,326	1,365,939
4.80%, 03/01/35	335	315,717
6.75%, 12/15/39	470	506,698

		3,773,452

Oil & Gas — 16.3%
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	150	144,416
3.25%, 04/15/22 (Call 01/15/22)	525	527,950
4.25%, 01/15/30 (Call 10/15/29)	575	554,035
4.25%, 01/15/44 (Call 07/15/43)	725	648,875
4.38%, 10/15/28 (Call 07/15/28)(b)	1,060	1,058,410
4.75%, 04/15/43 (Call 10/15/42)	1,422	1,353,701
5.10%, 09/01/40 (Call 03/01/40)	1,575	1,528,081
5.25%, 02/01/42 (Call 08/01/41)	575	554,173
5.35%, 07/01/49 (Call 01/01/49)	400	386,316
6.00%, 01/15/37	450	465,421
7.38%, 08/15/47(b)	100	98,250
7.75%, 12/15/29	150	154,505
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	675	680,913
3.80%, 09/15/23 (Call 06/15/23)	600	601,146
4.25%, 04/15/27 (Call 01/15/27)	1,200	1,134,780
5.25%, 06/15/37 (Call 12/15/36)	825	756,830
5.40%, 06/15/47 (Call 12/15/46)	1,225	1,102,488
6.75%, 11/15/39	1,850	1,926,257
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,250	1,210,037
4.38%, 01/15/28 (Call 10/15/27)	1,300	1,212,861
4.50%, 04/15/23 (Call 01/15/23)	2,000	2,000,260

Security	Par (000)	Value

Oil & Gas (continued)
4.90%, 06/01/44 (Call 12/01/43)	$950	$817,864
5.00%, 09/15/22 (Call 08/31/20)	1,500	1,499,565
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	975	968,467
3.90%, 10/01/27 (Call 07/01/27)	1,600	1,508,864
4.88%, 11/15/21	275	278,520
7.88%, 02/01/25 (Call 01/01/25)	1,375	1,510,121
8.75%, 02/01/30 (Call 10/01/29)	1,005	1,164,725
Global Marine Inc., 7.00%, 06/01/28	325	137,417
Murphy Oil Corp.
4.95%, 12/01/22 (Call 09/01/22)	574	564,058
6.38%, 12/01/42 (Call 06/01/42)	495	394,535
7.05%, 05/01/29	300	279,705
Nabors Industries Inc.
4.63%, 09/15/21(b)	246	196,780
5.10%, 09/15/23 (Call 06/15/23)	250	132,765
Noble Holding International Ltd., 8.95%, 04/01/45
(Call 10/01/44)	700	8,995
Occidental Petroleum Corp.
2.60%, 08/13/21	284	281,683
2.70%, 08/15/22	550	532,004
2.70%, 02/15/23 (Call 08/15/22)	400	384,228
2.90%, 08/15/24 (Call 06/15/24)	1,000	941,060
3.00%, 02/15/27 (Call 11/15/26)	250	220,968
3.13%, 02/15/22 (Call 11/15/21)	300	295,386
3.20%, 08/15/26 (Call 06/15/26)	300	273,234
3.40%, 04/15/26 (Call 01/15/26)	450	407,862
3.50%, 06/15/25 (Call 03/15/25)	250	236,480
3.50%, 08/15/29 (Call 05/15/29)	600	532,908
4.10%, 02/15/47 (Call 08/15/46)	225	176,819
4.20%, 03/15/48 (Call 09/15/47)	250	203,358
4.30%, 08/15/39 (Call 02/15/39)	350	283,906
4.40%, 04/15/46 (Call 10/15/45)	350	284,918
4.40%, 08/15/49 (Call 02/15/49)	325	264,693
4.50%, 07/15/44 (Call 01/15/44)	200	163,976
4.63%, 06/15/45 (Call 12/15/44)	225	186,417
5.55%, 03/15/26 (Call 12/15/25)	325	326,199
6.20%, 03/15/40	200	192,050
6.45%, 09/15/36	720	715,270
6.60%, 03/15/46 (Call 09/15/45)	325	316,927
6.95%, 07/01/24	200	209,138
7.50%, 05/01/31	250	266,083
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	750	584,625
5.15%, 11/15/29 (Call 08/15/29)	400	312,288
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	310	301,273
6.45%, 01/23/25 (Call 10/23/24)	1,120	1,041,141
Suncor Energy Ventures Corp., 4.50%, 04/01/22
(Call 01/01/22)(a)(b)	225	228,350
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)(b)	240	103,877
6.80%, 03/15/38	1,184	302,583
7.50%, 04/15/31(b)	666	178,288
8.38%, 12/15/21(b)	275	188,936
9.35%, 12/15/41	375	104,869

		38,603,883

Oil & Gas Services — 0.2%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	625	418,831

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
SESI LLC, 7.13%, 12/15/21 (Call 08/31/20)(a)	$240	$95,837

		514,668

Packaging & Containers — 0.8%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	476	564,236
Pactiv LLC
7.95%, 12/15/25	385	415,249
8.38%, 04/15/27(b)	260	284,430
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	600	729,600

		1,993,515

Pharmaceuticals — 0.1%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(b)	350	330,054

Pipelines — 10.5%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	775	776,697
4.13%, 12/01/27 (Call 09/01/27)	500	492,845
4.15%, 07/01/23 (Call 04/01/23)	654	665,608
4.35%, 10/15/24 (Call 07/15/24)	410	410,631
5.60%, 10/15/44 (Call 04/15/44)	410	367,048
5.85%, 11/15/43 (Call 05/15/43)	525	483,299
6.75%, 08/15/33(b)	175	169,554
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	600	601,860
4.75%, 09/30/21 (Call 06/30/21)(a)	667	677,992
4.95%, 04/01/22 (Call 01/01/22)	510	519,471
5.60%, 04/01/44 (Call 10/01/43)	555	487,312
6.45%, 11/03/36(a)	365	344,889
6.75%, 09/15/37(a)	580	553,407
8.13%, 08/16/30	415	485,749
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	950	760,931
4.40%, 04/01/24 (Call 01/01/24)	724	622,712
4.85%, 07/15/26 (Call 04/15/26)	650	503,952
5.05%, 04/01/45 (Call 10/01/44)	650	340,880
5.45%, 06/01/47 (Call 12/01/46)	600	339,678
5.60%, 04/01/44 (Call 10/01/43)	460	254,955
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	675	672,921
4.13%, 12/01/26 (Call 09/01/26)	675	656,782
4.75%, 07/15/23 (Call 06/15/23)	1,375	1,396,037
5.50%, 07/15/28 (Call 04/15/28)	1,150	1,193,148
6.50%, 07/15/48 (Call 01/15/48)	725	721,745
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)	377	375,699
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	500	484,730
4.80%, 05/15/30 (Call 02/15/30)(a)	450	431,402
4.95%, 07/15/29 (Call 04/15/29)(a)	750	732,195
6.88%, 04/15/40(a)	675	682,513
7.50%, 07/15/38(a)	325	331,435
Ruby Pipeline LLC, 7.00%, 04/01/22(a)	648	614,894
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	450	448,254
4.00%, 07/01/22 (Call 04/01/22)	650	671,274
4.10%, 02/01/25 (Call 01/01/25)	975	966,810
4.50%, 03/01/28 (Call 12/01/27)	350	350,508
4.65%, 07/01/26 (Call 04/01/26)	450	463,689
4.75%, 08/15/28 (Call 05/15/28)	350	352,587
5.05%, 02/01/30 (Call 11/01/29)	1,150	1,162,270
5.30%, 03/01/48 (Call 09/01/47)	625	561,425
5.45%, 04/01/44 (Call 10/01/43)	525	478,055

Security	Par (000)	Value

Pipelines (continued)
5.50%, 08/15/48 (Call 02/15/48)	$300	$267,930
6.25%, 02/01/50 (Call 08/01/49)	850	837,233

		24,713,006

Real Estate Investment Trusts — 3.5%
CBL & Associates LP, 4.60%, 10/15/24 (Call 07/15/24)(e)	285	68,306
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	323	296,394
4.75%, 02/15/28 (Call 08/15/27)(b)	655	574,500
6.75%, 12/15/21 (Call 06/15/21)(b)	400	404,004
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	370	332,634
4.50%, 04/18/22 (Call 01/18/22)	410	399,250
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	500	414,185
4.35%, 10/01/24 (Call 09/01/24)	1,100	985,336
4.38%, 02/15/30 (Call 08/15/29)(b)	575	475,099
4.50%, 06/15/23 (Call 12/15/22)	650	626,171
4.50%, 03/15/25 (Call 09/15/24)	425	382,092
4.65%, 03/15/24 (Call 09/15/23)(b)	425	388,667
4.75%, 10/01/26 (Call 08/01/26)	575	507,018
4.95%, 02/15/27 (Call 08/15/26)	500	453,200
4.95%, 10/01/29 (Call 07/01/29)	600	522,534
5.00%, 08/15/22 (Call 02/15/22)	650	641,251
5.25%, 02/15/26 (Call 08/15/25)	475	427,429
Washington Prime Group LP, 6.45%, 08/15/24
(Call 06/15/24)(b)	850	331,917

		8,229,987

Retail — 5.6%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	408	371,664
4.92%, 08/01/34 (Call 02/01/34)(b)	375	252,068
5.17%, 08/01/44 (Call 02/01/44)	1,004	645,943
Brinker International Inc.
3.88%, 05/15/23	418	389,597
5.00%, 10/01/24 (Call 07/01/24)(a)	480	452,434
L Brands Inc.
6.95%, 03/01/33(b)	460	399,335
7.60%, 07/15/37	400	347,476
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	350	214,515
4.38%, 09/01/23 (Call 06/01/23)(b)	300	243,015
6.38%, 03/15/37	100	67,109
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	825	694,386
3.63%, 06/01/24 (Call 03/01/24)(b)	750	585,180
3.88%, 01/15/22 (Call 10/15/21)	375	352,339
4.50%, 12/15/34 (Call 06/15/34)	500	297,410
5.13%, 01/15/42 (Call 07/15/41)	350	218,971
6.70%, 07/15/34(a)	200	143,602
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	400	409,652
QVC Inc.
4.38%, 03/15/23	850	887,238
4.45%, 02/15/25 (Call 11/15/24)	835	860,250
4.75%, 02/15/27 (Call 11/15/26)	775	792,259
4.85%, 04/01/24	850	892,857
5.13%, 07/02/22	675	703,606
5.45%, 08/15/34 (Call 02/15/34)	575	549,844
5.95%, 03/15/43	350	331,422
Rite Aid Corp., 7.70%, 02/15/27	300	255,891

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)(b)	$450	$457,411
3.88%, 11/01/23 (Call 08/01/23)	450	467,307
5.35%, 11/01/43 (Call 05/01/43)(b)	370	388,800
6.88%, 11/15/37(b)	435	508,045

		13,179,626

Software — 0.3%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	655	738,807

Telecommunications — 11.4%
CenturyLink Inc.
Series G, 6.88%, 01/15/28	470	514,800
Series P, 7.60%, 09/15/39	539	618,621
Series T, 5.80%, 03/15/22	1,610	1,696,537
Series U, 7.65%, 03/15/42	595	679,276
Embarq Corp., 8.00%, 06/01/36	1,670	1,976,228
Nokia OYJ, 6.63%, 05/15/39	635	809,028
Qwest Corp.
6.75%, 12/01/21	1,029	1,097,614
7.25%, 09/15/25	285	329,420
Sprint Capital Corp.
6.88%, 11/15/28	2,750	3,565,485
8.75%, 03/15/32	2,217	3,421,252
Telecom Italia Capital SA
6.00%, 09/30/34(b)	1,238	1,501,025
6.38%, 11/15/33	1,251	1,529,398
7.20%, 07/18/36	1,363	1,789,415
7.72%, 06/04/38(b)	1,300	1,766,726
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	1,577	1,671,447
U.S. Cellular Corp., 6.70%, 12/15/33	689	861,147
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(d)	2,675	3,196,357

		27,023,776

Toys, Games & Hobbies — 0.4%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(b)	366	359,514
5.45%, 11/01/41 (Call 05/01/41)(b)	390	351,472

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies (continued)
6.20%, 10/01/40	$310	$287,122

		998,108

Transportation — 0.2%
XPO CNW Inc., 6.70%, 05/01/34	370	385,055

Total Corporate Bonds & Notes — 97.7% (Cost: $211,409,780)		230,783,483

Short-Term Investments

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(f)(g)(h)	24,486	24,512,474
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(f)(g)	1,800	1,800,000

		26,312,474

Total Short-Term Investments — 11.1% (Cost: $26,296,693)		26,312,474

Total Investments in Securities — 108.8% (Cost: $237,706,473)		257,095,957

Other Assets, Less Liabilities — (8.8)%		(20,828,514)

Net Assets — 100.0%		$236,267,443

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,409,740	$3,105,159	(a)	$—	$(14,400)	$11,975	$24,512,474	24,486	$174,218	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,554,000	246,000	(a)	—	—	—	1,800,000	1,800	13,313		—

					$(14,400)	$11,975	$26,312,474		$187,531		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Fallen Angels USD Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$230,783,483	$—	$230,783,483
Money Market Funds	26,312,474	—	—	26,312,474

	$26,312,474	$230,783,483	$—	$257,095,957

6